Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND	May 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	929
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	609
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,674
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,979
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	$ 1,625